Financial Risk and Insurance Management - Summary of Actual Amount of the Cost of Service (Detail) - Insurance risk [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 611,666	S/ 586,391	S/ 502,807
Frequency	4.40%	4.29%	4.49%
Average cost per patient	9.76	10.01	8.82
# of plan members	1,424,695	1,365,028	1,270,930
5% Frequency Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 642,249	S/ 615,711	S/ 527,947
Frequency	4.62%	4.50%	4.71%
Average cost per patient	9.76	10.01	8.82
# of plan members	1,424,695	1,365,028	1,270,930
10% Frequency Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 672,833	S/ 645,030	S/ 553,088
Frequency	4.84%	4.72%	4.94%
Average cost per patient	9.76	10.01	8.82
# of plan members	1,424,695	1,365,028	1,270,930
5% Average Cost Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 642,249	S/ 615,711	S/ 527,947
Frequency	4.40%	4.29%	4.49%
Average cost per patient	10.24	10.51	9.26
# of plan members	1,424,695	1,365,028	1,270,930
10% Average Cost Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 672,833	S/ 645,030	S/ 553,088
Frequency	4.40%	4.29%	4.49%
Average cost per patient	10.73	11.02	9.7
# of plan members	1,424,695	1,365,028	1,270,930
5% Combined Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 674,362	S/ 646,496	S/ 554,345
Frequency	4.62%	4.50%	4.71%
Average cost per patient	10.24	10.51	9.26
# of plan members	1,424,695	1,365,028	1,270,930
10% Combined Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 740,116	S/ 709,533	S/ 608,396
Frequency	4.84%	4.72%	4.94%
Average cost per patient	10.73	11.02	9.7
# of plan members	1,424,695	1,365,028	1,270,930